Income Taxes - Schedule of components of (loss) income before provision for income taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss before income taxes	$ (15,569)	$ (4,693)	$ (37,883)	$ (9,757)
Zapata Computing, Inc. [Member]
United States					$ (29,823)	$ (23,561)
Foreign					109	166
Loss before income taxes					$ (29,714)	$ (23,395)